Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Total Provision for income taxes	$ 442	$ 343	$ 405
Investments in subsidiaries	113	110
Undistributed earnings of foreign subsidiaries	10,600
Operating Loss Carryforwards, Valuation Allowance	1,100
Income tax loss carryforwards, subject to expiration	510
Remaining amount of loss carryforwards that has no expiration date	616
Unrecognized tax benefits that would reduce our effective tax rate if recognized	460
Total accrued penalties and net accrued interest	54	$ 45
Aggregate resolution of uncertainties	140
U.S. Tax Cuts and Jobs Act
Income Taxes
Investments in subsidiaries	932
Undistributed earnings of foreign subsidiaries	3,400
Brazil Tax Matter [Member]
Income Taxes
Proposed Tax Adjustments and Penalties, Foreign Tax Authority	$ 40